united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Swan Enhanced Dividend Income ETF

(SCLZ) CboeBZX Exchange, Inc

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of February 26, 2024 to June 30, 2024. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$29	0.85%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: the Swan Enhanced Dividend ETF (SCLZ) commenced operations on February 26th, 2024. This Fund has an objective of total return, seeking both sustainable income and capital appreciation, via actively managed covered call-writing on a quality dividend growth stock portfolio. The Fund benefitted from the upward, record-setting march in the equity markets. However, the Fund focuses more upon “quality growth” stocks rather than the “Magnificent Seven” stocks that drove the market, so the equity component lagged the top-heavy, concentrated gains seen in the cap-weighted S&P 500. The call writing component was slightly negative.

Between the Fund’s February 26th inception and June 30th it generated a total return of 3.54%. This is slightly under the Cboe S&P 500 BuyWrite (BXM) index return of 4.15%.

The Fund intends to make quarterly distributions, the first of which amounted to $0.79 and was made on June 25th, 2024. This distribution was 1.54% of assets and annualizes to a 6.18% rate.

Core Equity: the Fund bases its core equity portfolio on a specialty index created by O’Shares Investments. The index typically holds around 50 individual names, selected for both strong fundamentals and dividend growth. The price return of this segment of the fund was 3.8%, since inception.

Dividends: the dividends paid on the core equity component of the portfolio amounted to 73 basis points since the Fund’s inception.

Call Writing: the call writing returned had a loss of 64 basis points since the Fund’s February 26th inception. During the month of March, the call writing program was “ramping up” and didn’t reach its full implementation until the start of the second quarter. Once up and running the program performed as intended. Given the fact that the S&P 500 was a significant 8.2% since the Fund’s inception, limited the losses on the call writing to a mere 64 basis points can be considered a success.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
02/29/24	$9,994	$10,042	$10,056
03/31/24	$10,194	$10,263	$10,380
04/30/24	$9,868	$10,124	$9,956
05/31/24	$10,168	$10,234	$10,449
06/30/24	$10,354	$10,415	$10,824

Average Annual Total Returns

Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	3.54%
Swan Enhanced Dividend Income ETF - Market Price	3.60%
CBOE S&P 500® BuyWrite Index	4.15%
S&P 500® Index	8.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,823,529
Number of Portfolio Holdings	95
Advisory Fee	$8,448
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Equity Option	- 1.8%
Utilities	1.7%
Communications	5.4%
Financials	6.0%
Consumer Discretionary	8.0%
Consumer Staples	9.1%
Industrials	17.2%
Health Care	19.8%
Technology	33.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.9%
Apple, Inc.	5.0%
Eli Lilly & Company	4.3%
Broadcom, Inc.	3.5%
JPMorgan Chase & Company	3.4%
Verizon Communications, Inc.	3.1%
Visa, Inc., Class A	2.8%
UnitedHealth Group, Inc.	2.6%
Mastercard, Inc., Class A	2.4%
Procter & Gamble Company (The)	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Swan Enhanced Dividend Income ETF

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SCLZ

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$17,540

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$4,600

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Enhanced Dividend Income ETF

SCLZ

Annual Financial Statements

June 30, 2024

1-877-383-7259

etfs.swanglobalinvestments.com

SWAN ENHANCED DIVIDEND INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 2.8%
127	Lockheed Martin Corporation(a)	$59,322
113	Northrop Grumman Corporation(a)	49,262
		108,584
	BANKING - 3.4%
641	JPMorgan Chase & Company(a)	129,648

	BEVERAGES - 3.8%
1,222	Coca-Cola Company (The)(a)	77,781
398	PepsiCo, Inc.(a)	65,642
		143,423
	BIOTECH & PHARMA - 13.8%
489	AbbVie, Inc.(a)	83,873
223	Amgen, Inc.(a)	69,676
182	Eli Lilly & Company(a)	164,780
544	Johnson & Johnson(a)	79,511
669	Merck & Company, Inc.	82,822
267	Zoetis, Inc.(a)	46,287
		526,949
	CABLE & SATELLITE - 2.3%
2,227	Comcast Corporation, Class A(a)	87,209

	COMMERCIAL SUPPORT SERVICES - 1.8%
318	Waste Management, Inc.(a)	67,842

	DIVERSIFIED INDUSTRIALS - 3.5%
230	Eaton Corporation PLC(a)	72,117
297	Honeywell International, Inc.(a)	63,421
		135,538
	ELECTRIC UTILITIES - 1.7%
893	NextEra Energy, Inc.(a)	63,233

	ELECTRICAL EQUIPMENT - 4.5%
822	Amphenol Corporation(a)	55,378
268	TE Connectivity Ltd.(a)	40,315

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	ELECTRICAL EQUIPMENT - 4.5% (Continued)
229	Trane Technologies PLC(a)	$75,326
		171,019
	FOOD - 1.3%
761	Mondelez International, Inc.(a)	49,800

	HEALTH CARE FACILITIES & SERVICES - 4.2%
117	Elevance Health, Inc.(a)	63,398
193	UnitedHealth Group, Inc.	98,287
		161,685
	HOUSEHOLD PRODUCTS - 2.4%
547	Procter & Gamble Company (The)(a)	90,211

	INSURANCE - 2.6%
144	Aon PLC, Class A(a)	42,276
267	Marsh & McLennan Companies, Inc.(a)	56,262
		98,538
	LEISURE FACILITIES & SERVICES - 2.7%
232	McDonald’s Corporation(a)	59,123
552	Starbucks Corporation(a)	42,973
		102,096
	MACHINERY - 3.2%
211	Caterpillar, Inc.(a)	70,284
137	Deere & Company(a)	51,187
		121,471
	MEDICAL EQUIPMENT & DEVICES - 1.8%
271	Danaher Corporation(a)	67,709

	RETAIL - DISCRETIONARY - 5.3%
250	Home Depot, Inc. (The)(a)	86,060
249	Lowe’s Companies, Inc.(a)	54,895
574	TJX Companies, Inc. (The)(a)	63,197
		204,152
	SEMICONDUCTORS - 8.5%
227	Analog Devices, Inc.(a)	51,815

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	SEMICONDUCTORS - 8.5% (Continued)
84	Broadcom, Inc.(a)	$134,865
412	QUALCOMM, Inc.(a)	82,062
293	Texas Instruments, Inc.	56,997
		325,739
	SOFTWARE - 7.9%
501	Microsoft Corporation(a)	223,922
549	Oracle Corporation(a)	77,519
		301,441
	TECHNOLOGY HARDWARE - 5.0%
914	Apple, Inc.(a)	192,507

	TECHNOLOGY SERVICES - 11.6%
163	Accenture PLC, Class A(a)	49,456
471	Cognizant Technology Solutions Corporation, Class A(a)	32,028
211	Mastercard, Inc., Class A(a)	93,084
138	Moody’s Corporation(a)	58,088
85	MSCI, Inc.	40,949
140	S&P Global, Inc.(a)	62,440
414	Visa, Inc., Class A(a)	108,663
		444,708
	TELECOMMUNICATIONS - 3.1%
2,847	Verizon Communications, Inc.(a)	117,411

	TOBACCO & CANNABIS - 1.7%
628	Philip Morris International, Inc.(a)	63,635

	TRANSPORTATION & LOGISTICS - 1.4%
1,644	CSX Corporation(a)	54,992

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Fair Value
TOTAL COMMON STOCKS (Cost $3,722,999)	$3,829,540

TOTAL INVESTMENTS - 100.3% (Cost $3,722,999)	$3,829,540
CALL OPTIONS WRITTEN - (1.8)% (Premiums received - $69,023)	(69,700)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	63,689
NET ASSETS - 100.0%	$3,823,529

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.8)%
	CALL OPTIONS WRITTEN - (1.8)%
4	AbbVie, Inc.	09/20/2024	$175.00	$68,608	$1,876
1	Accenture PLC	10/18/2024	330.00	30,341	683
2	Amgen, Inc.	08/16/2024	330.00	62,490	935
8	Amphenol Corporation	07/19/2024	67.50	53,896	1,266
2	Analog Devices, Inc.	09/20/2024	240.00	45,652	1,430
1	Aon PLC	07/19/2024	300.00	29,358	241
9	Apple, Inc.	08/16/2024	200.00	189,558	13,229
2	Caterpillar, Inc.	08/16/2024	350.00	66,620	1,278
12	Coca-Cola Company (The)	08/16/2024	65.00	76,380	948
4	Cognizant Technology Solutions Corporation	07/19/2024	70.00	27,200	215
22	Comcast Corporation	08/16/2024	40.00	86,152	2,167
16	CSX Corporation	08/16/2024	35.00	53,520	1,156
2	Danaher Corporation	08/16/2024	280.00	49,970	227
1	Deere & Company	09/20/2024	420.00	37,363	332
2	Eaton Corp PLC	09/20/2024	370.00	62,710	463
1	Elevance Health, Inc.	09/20/2024	580.00	54,186	670
1	Eli Lilly & Company	07/19/2024	890.00	90,538	2,978
2	Home Depot, Inc. (The)	08/16/2024	360.00	68,848	1,148
2	Honeywell International, Inc.	08/16/2024	210.00	42,708	1,600
5	Johnson & Johnson	10/18/2024	160.00	73,080	603
6	JPMorgan Chase & Company	07/19/2024	200.00	121,356	3,319
1	Lockheed Martin Corporation	09/20/2024	500.00	46,710	372
2	Lowe’s Companies, Inc.	09/20/2024	230.00	44,092	1,220
2	Marsh & McLennan Companies, Inc.	07/19/2024	210.00	42,144	837
2	Mastercard, Inc.	09/20/2024	485.00	88,232	661
2	McDonald’s Corporation	09/20/2024	285.00	50,968	205
6	Merck & Company, Inc.(a)	08/16/2024	140.00	74,280	105
5	Microsoft Corporation	08/16/2024	435.00	223,475	11,976
7	Mondelez International, Inc.	08/16/2024	70.00	45,808	296
1	Moody’s Corporation	08/16/2024	450.00	42,093	506
8	NextEra Energy, Inc.	08/16/2024	77.50	56,648	527
1	Northrop Grumman Corporation	08/16/2024	450.00	43,595	747
5	Oracle Corporation	07/19/2024	140.00	70,600	1,662

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.8)% (Continued)
	CALL OPTIONS WRITTEN - (1.8)% (Continued)
3	PepsiCo, Inc.	10/18/2024	$175.00	$49,479	$768
6	Philip Morris International, Inc.	09/20/2024	105.00	60,798	1,271
5	Procter & Gamble Company (The)	08/16/2024	170.00	82,460	738
4	QUALCOMM, Inc.	08/16/2024	220.00	79,672	1,964
1	S&P Global, Inc.	08/16/2024	470.00	44,600	420
5	Starbucks Corporation	08/16/2024	85.00	38,925	712
5	TJX Companies, Inc. (The)	10/18/2024	115.00	55,050	1,424
2	Trane Technologies PLC	09/20/2024	340.00	65,786	2,780
28	Verizon Communications, Inc.	09/20/2024	45.00	115,472	839
4	Visa, Inc.	08/16/2024	290.00	104,988	337
3	Waste Management, Inc.	10/18/2024	220.00	64,002	1,681
2	Zoetis, Inc.	08/16/2024	180.00	34,672	888
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $69,023)				69,700

Ltd.	- Limited
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2024, the total value of securities held as collateral is $3,045,169
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS
Investment securities:
At cost	$3,722,999
At fair value	$3,829,540
Cash	67,437
Dividends receivable	2,612
TOTAL ASSETS	3,899,589

LIABILITIES
Options Written (Premiums received $69,023)	69,700
Due to broker	20
Payable for securities purchased	3,064
Investment advisory fees payable	3,276
TOTAL LIABILITIES	76,060
NET ASSETS	$3,823,529

NET ASSETS CONSIST OF:
Paid in capital	$3,738,684
Accumulated earnings	84,845
NET ASSETS	$3,823,529

NET ASSET VALUE PER SHARE:
Net Assets	$3,823,529
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	75,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$50.98

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2024 (a)

INVESTMENT INCOME
Dividends	$19,194
TOTAL INVESTMENT INCOME	19,194

EXPENSES
Investment advisory fees	8,448
Interest expense	21
TOTAL EXPENSES	8,469

NET INVESTMENT INCOME	10,725

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized loss on:
Investments	(3,765)
Options written	(17,254)
Net realized loss on investments and options written	(21,019)
Net change in unrealized appreciation (depreciation) on:
Investments	106,541
Options written	(677)
Net change in unrealized appreciation (depreciation) on investments and options written	105,864

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	84,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,570

(a)	The Fund commenced operations on February 26, 2024.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended June 30, 2024 (a)
FROM OPERATIONS:
Net investment income	$10,725
Net realized loss on investments and options written	(21,019)
Net change in unrealized appreciation (depreciation) on investments and options written	105,864
Net increase in net assets resulting from operations	95,570

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	(48,525)
Distributions paid	(10,725)
Net decrease in net assets resulting from distributions to shareholders	(59,250)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	3,787,209
Net increase in net assets resulting from shares of beneficial interest	3,787,209

TOTAL INCREASE IN NET ASSETS	3,823,529

NET ASSETS
Beginning of Period	-
End of Period	$3,823,529

SHARE ACTIVITY
Shares Sold	75,000
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	75,000

(a)	The Fund commenced operations on February 26, 2024.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	June 30, 2024 (1)
Net asset value, beginning of period	$50.00

Activity from investment operations:
Net investment income (2)	0.19
Net realized and unrealized gain on investments	1.58
Total from investment operations	1.77

Less distributions from:
Net investment income	(0.14)
Return of capital	(0.65)
Total distributions	(0.79)

Net asset value, end of period	$50.98

Market price, end of period	$51.01

Total return (3)	3.54	%(4)

Market Price Total return (3)	3.60	%(4)

Net assets, at end of period (000s)	$3,824

Ratio of expenses to average net assets	0.85	%(5)
Ratio of net investment income to average net assets	1.08	%(5)

Portfolio Turnover Rate (6)	4	%(4)

(1)	The Fund commenced operations on February 26, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1. ORGANIZATION

The Swan Enhanced Dividend Income ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund primarily seeks income and secondarily seeks modest capital appreciation. The Fund commenced operations on February 26, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options Contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and

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June 30, 2024

approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

SWAN ENHANCED DIVIDEND INCOME ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,829,540	$-	$-	$3,829,540
Total	$3,829,540	$-	$-	$3,829,540

Liabilities *
Call Options Written	$-	$69,700	$-	$69,700
Total	$-	$69,700	$-	$69,700

The Fund did not hold any Level 3 securities during the period ended June 30, 2024.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options are reported on the Schedule of Investments.

The Fund will sell (write) covered call options against all or a portion of the stocks in the Fund’s portfolio. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the strike price) up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the strike price. Each option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide gains to the Fund. Selling of covered call options may reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Fund’s June 30, 2024 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,848,884 and $122,122, respectively.

For the period ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. Swan Global Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund. The Sub-Adviser is an affiliate of the Adviser with the same ownership and management as the Adviser. Subject to the oversight of the Adviser, the Sub-Adviser is responsible for management of the Fund’s investment portfolio. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the period ended June 30, 2024, the Fund incurred $8,448 in advisory fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser has agreed to pay all expenses incurred by the Fund except for the brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the Act.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b- 1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b- 1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

SWAN ENHANCED DIVIDEND INCOME ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

5. DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of June 30, 2024.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$69,700

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2024.

Contract Type/Primary Risk Exposure	Realized Loss on Options Written	Net Change in Unrealized Depreciation on Options Written
Equity Contract/Equity Price Risk	$(17,254)	$(677)

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$3,660,742	$208,113	$(109,015)	$99,098

7. DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2024, was as follows:

Fiscal Year Ended June 30, 2024
Ordinary Income	$10,725
Long-Term Capital Gain	-
Return of Capital	48,525
$59,250

SWAN ENHANCED DIVIDEND INCOME ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$-	$-	$(1,851)	$-	$(12,402)	$99,098	$84,845

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,851.

8. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the period ended June 30, 2024, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$600	$1,514

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III and the Shareholders of Swan Enhanced Dividend Income ETF Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Swan Enhanced Dividend Income ETF Fund (the “Fund”), one of the funds constituting the Northern Lights Fund Trust III (the “Trust”), including the schedule of investments, as of June 30, 2024, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 26, 2024 (commencement of operations) to June 30, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the period from February 26, 2024 (commencement of operations) through June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2024

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN ENHANCED DIVIDEND INCOME ETF

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2024

Approval of Advisory Agreement and Sub-Advisory Agreement *

In connection with a meeting held on November 21 & 27, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the investment advisory agreement between Swan Capital Management, LLC (“SCM”) and the Trust with respect to the Swan Enhanced Dividend Income ETF (the “Swan ETF”), and the sub-advisory agreement between Swan Global Management, LLC (“SGM”) and SCM with respect to the Swan ETF. The Board agreed that it was appropriate to consider the approval of the advisory and sub-advisory agreements (collectively, the “Agreements”) for the Swan ETF together because SCM and SGM (collectively, “Swan”) were under common management and control with shared resources and personnel. In considering the approval of the Agreements, the Board received materials specifically relating to the Swan ETF and the Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Service. The Board observed that SCM was founded in 1997, and together with its affiliate and commonly controlled sub-adviser, SGM, managed approximately $1.1 billion in assets. The Board discussed that Swan provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board expressed its familiarity with Swan and its investment personnel. The Board observed that Swan’s investment committee planned to hold regularly scheduled meetings to review whether the Swan ETF was properly positioned in terms of its risk/return trade off. The Board discussed that Swan would monitor the bid/ask spread daily and closely track creations and redemptions in conjunction with other service providers. The Board reviewed Swan’s compliance practices, noting that a compliance team would monitor the Swan ETF’s investment limitations using risk matrices, compliance calendars and reconciliations, and compliance checklists. The Board discussed the resources required to handle the covered call sub-strategy and acknowledged the potential benefits of writing call options on individual stocks in the Swan ETF’s portfolio. The Board remarked that Swan would select brokers based on best execution standards that included the cost and speed of execution as well as capabilities in terms of options trading and technology. The Board reviewed Swan’s description of its cybersecurity policies and procedures. The Board concluded that it could expect Swan to provide high quality service to the Swan ETF and its future shareholders.

Performance. The Board reviewed the performance information of another fund managed by Swan and discussed substantial differences between it and the Swan ETF strategy. The Board noted that Swan were unable to provide back-testing data for the Swan ETF due to the fact that any back-testing on the O’Shares Focused Quality Dividend Index would not include the returns generated by Swan’s option writing overlay strategy. The Board acknowledged that the Swan ETF had not yet commenced operations and agreed that, based on the other funds Swan managed in the Trust, Swan had the ability to effectively implement the investment strategy of the Swan ETF. The Board concluded that Swan could be expected to provide satisfactory performance for the Swan ETF and its shareholders.

Fees and Expenses. The Board observed that Swan’s proposed advisory fee was higher than the means and averages of the Swan ETF’s peer group and Morningstar category. The Board discussed that it was a unitary fee structure and that Swan’s net expense ratio was lower than the means and averages of the Swan ETF’s peer group and Morningstar category. The Board considered the uniqueness of the Swan ETF’s strategy and that Swan’s approach to trading options on individual securities was in contrast

SWAN ENHANCED DIVIDEND INCOME ETF

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2024

with most peer funds that trade options on the S&P 500, and that trading options on individual securities generally required more resources and expertise. Given these and other considerations, the Board concluded that the proposed advisory fee for Swan ETF was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Swan ETF and its prospects for growth. The Board noted that Swan agreed to discuss the implementation of breakpoints as the Swan ETF’s assets grew and Swan achieved economies of scale related to its management of the Swan ETF. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed Swan’s projected profitability analysis in connection with the management of the Swan ETF and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to the Swan ETF. The Board recognized that Swan expected to manage the Swan ETF at a loss the first year and realize a reasonable profit the second year. The Board acknowledged the effort required to maintain and manage the Swan ETF’s investment program. The Board concluded that Swan’s estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that approval of the Agreements was in the best interests of the Swan ETF and its future shareholders.

*	Due to timing of the contract approval, these deliberations may or may not relate to the current performance results of the Swan ETF.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley

Brian Curley

Principal Executive Officer

Date:	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley

Brian Curley

Principal Executive Officer

Date:	9/3/2024

By	/s/ Richard Gleason

Richard Gleason

Principal Financial Officer

Date:	9/3/2024